                        DAVIS VARIABLE ACCOUNT FUND, INC.
                      CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned on behalf of Davis Variable Account Fund, Inc. ("the
Registrant") hereby certifies that the form of prospectus and Statement of
Additional Information that would have been filed under Rule 497(c) would not havematerially differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated:  May 3, 2005

Davis Variable Account Fund, Inc.

By: /s/ Thomas D. Tays
-------------------------
Thomas D. Tays, Secretary